LONG-TERM DEBT - Schedule of Maturities - 10-K (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 16,822
2025	13,278
2026	3,545
2027	2,772
2028	522,770
Thereafter	175,823
Total	$ 735,010